Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
REVENUE	¥ 2,015,890	¥ 1,616,903	¥ 1,725,428
Depreciation, depletion and amortization	(237,375)	(218,147)	(202,875)
Including: Impairment losses of property, plant and equipment	(17,947)	(8,502)	(25,022)
Profit / (loss) from operations	67,722	60,635	79,252
Finance costs:
Exchange gain	8,217	12,828	9,536
Exchange loss	(9,311)	(11,571)	(10,168)
Interest income	2,901	2,491	2,019
Interest expense	(22,408)	(23,348)	(24,328)
Total net finance costs	(20,601)	(19,600)	(22,941)
Share of profit / (loss) of associates and joint ventures	5,968	4,105	1,504
Profit before income tax expense	53,089	45,140	57,815
Income tax expense	(16,296)	(15,768)	(15,726)
Profit for the year	36,793	29,372	42,089
Other assets	26,724	25,766	28,043
Investments in associates and joint ventures	81,159	78,967	70,976
Assets	2,404,612	2,396,651	2,393,844
Capital expenditures	216,227	172,386	202,238
Liabilities	1,023,293	1,023,916	1,049,810
Other liabilities	70,091	58,839	47,261
Exploration and Production [member]
Disclosure of operating segments [Line Items]
REVENUE	96,127	76,768	90,989
Depreciation, depletion and amortization	(169,484)	(155,192)	(148,958)
Including: Impairment losses of property, plant and equipment	(6,565)	(882)	(22,922)
Profit / (loss) from operations	15,475	3,148	33,961
Finance costs:
Share of profit / (loss) of associates and joint ventures	1,716	(158)	(5,599)
Investments in associates and joint ventures	39,517	42,398	32,413
Capital expenditures	161,997	130,248	157,822
Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	172,289	143,657	140,421
Depreciation, depletion and amortization	(32,319)	(25,475)	(24,400)
Including: Impairment losses of property, plant and equipment	(10,223)	(3,413)	(1,843)
Profit / (loss) from operations	39,961	39,026	4,883
Finance costs:
Share of profit / (loss) of associates and joint ventures	(89)	13	66
Investments in associates and joint ventures	1,375	1,262	1,249
Capital expenditures	17,705	12,847	15,725
Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	1,480,764	1,175,272	1,236,707
Depreciation, depletion and amortization	(12,734)	(12,891)	(12,974)
Including: Impairment losses of property, plant and equipment	(7)	(2)	(191)
Profit / (loss) from operations	8,279	11,048	(500)
Finance costs:
Share of profit / (loss) of associates and joint ventures	1,501	552	(156)
Investments in associates and joint ventures	11,938	10,455	9,517
Capital expenditures	10,982	7,983	7,061
Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	265,310	219,693	255,519
Depreciation, depletion and amortization	(21,146)	(22,743)	(14,489)
Including: Impairment losses of property, plant and equipment	(1,150)	(4,205)	(66)
Profit / (loss) from operations	15,688	17,885	51,231
Finance costs:
Share of profit / (loss) of associates and joint ventures	279	204	4,206
Investments in associates and joint ventures	5,534	3,305	3,424
Capital expenditures	24,529	20,340	20,360
Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	1,400	1,513	1,792
Depreciation, depletion and amortization	(1,692)	(1,846)	(2,054)
Including: Impairment losses of property, plant and equipment	(2)
Profit / (loss) from operations	(11,681)	(10,472)	(10,323)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,561	3,494	2,987
Investments in associates and joint ventures	22,795	21,547	24,373
Capital expenditures	1,014	968	1,270
Operating segments [member]
Disclosure of operating segments [Line Items]
REVENUE	3,171,533	2,546,284	2,785,551
Finance costs:
Assets	3,805,076	3,949,115	3,992,538
Liabilities	1,514,118	1,662,727	1,709,041
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [Line Items]
REVENUE	505,430	412,484	475,412
Finance costs:
Assets	1,211,912	1,260,009	1,221,942
Liabilities	525,085	536,284	511,098
Operating segments [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	707,804	582,510	642,428
Finance costs:
Assets	318,299	324,357	311,149
Liabilities	79,989	124,076	114,888
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	1,660,456	1,301,616	1,383,426
Finance costs:
Assets	397,813	384,123	343,721
Liabilities	199,340	183,159	148,556
Operating segments [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	295,786	247,477	281,778
Finance costs:
Assets	519,249	546,485	597,240
Liabilities	120,244	150,855	206,920
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	2,057	2,197	2,507
Finance costs:
Assets	1,357,803	1,434,141	1,518,486
Liabilities	589,460	668,353	727,579
Elimination of intersegment amounts [member]
Disclosure of operating segments [Line Items]
REVENUE	(1,155,643)	(929,381)	(1,060,123)
Finance costs:
Assets	(1,508,347)	(1,657,197)	(1,697,713)
Liabilities	(560,916)	(697,650)	(706,492)
Elimination of intersegment amounts [member] | Exploration and Production [member]
Disclosure of operating segments [Line Items]
REVENUE	(409,303)	(335,716)	(384,423)
Elimination of intersegment amounts [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	(535,515)	(438,853)	(502,007)
Elimination of intersegment amounts [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	(179,692)	(126,344)	(146,719)
Elimination of intersegment amounts [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	(30,476)	(27,784)	(26,259)
Elimination of intersegment amounts [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	¥ (657)	¥ (684)	¥ (715)